                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                            ADVISER (AND SUB-ADVISER(S),
                      PORTFOLIO                              INVESTMENT OBJECTIVE                 AS APPLICABLE)
                      ---------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS  ALGER LARGE CAP GROWTH         Seeks long-term capital appreciation.  Fred Alger Management, Inc.
                      PORTFOLIO -- CLASS I-2 SHARES
                      (FORMERLY, ALGER AMERICAN
                      LARGECAP GROWTH PORTFOLIO --
                      CLASS O SHARES)
                      ---------------------------------------------------------------------------------------------------
                      ALGER SMALL CAP GROWTH         Seeks long-term capital appreciation.  Fred Alger Management, Inc.
                      PORTFOLIO -- CLASS I-2 SHARES
                      (FORMERLY, ALGER AMERICAN
                      SMALLCAP GROWTH PORTFOLIO --
                      CLASS O SHARES)
                      ---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN GROWTH AND   Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS     INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                      ---------------------------------------------------------------------------------------------------

14903 SUPPD 03/01/10


                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL APPRECIATION      Seeks capital appreciation.
INSURANCE SERIES                 FUND II -- PRIMARY SHARES
                                 ------------------------------------------------------------------------------
                                 FEDERATED CAPITAL INCOME FUND II    Seeks high current income and
                                                                     moderate capital appreciation.



                                 ------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME               Seeks high current income by
                                 BOND FUND II -- PRIMARY SHARES      investing in lower-rated corporate debt
                                                                     obligations, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the Standard & Poor's
                                                                     500/SM/ Index (S&P 500(R)).
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                                 PORTFOLIO -- INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                                 SERVICE CLASS 2

                                 ------------------------------------------------------------------------------
                                 VIP OVERSEAS PORTFOLIO -- INITIAL   Seeks long-term growth of capital.
                                 CLASS

                                 ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
 Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
                                          (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
------------------------------------------------------------------------------


                    PORTFOLIO                                      INVESTMENT OBJECTIVE
                    --------------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES         Seeks long-term capital growth. The
VARIABLE INSURANCE  FUND -- CLASS 1 SHARES               fund normally invests at least 80% of
PRODUCTS TRUST                                           its net assets in investments of issuers
                                                         located outside the U.S., including
                                                         those in emerging markets, and
                                                         normally invests predominantly in
                                                         equity securities.
                    --------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES        Seeks maximum income consistent
FUNDS, INC.                                              with prudent investment management
                                                         and the preservation of capital.
                    --------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND --         Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    --------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1       Seeks long-term growth of capital and
                    SHARES                               future income.
                    --------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/                 Seeks a high level of current income
                                                         consistent with the preservation of
                                                         capital and the maintenance of liquidity.
                    --------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --        Seeks long-term growth of capital and
                    CLASS 1 SHARES                       future income rather than current
                                                         income.
                    --------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --       Seeks maximum total return through
                    CLASS 1 SHARES                       current income and capital
                                                         appreciation.
                    --------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/             Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         S&P's 500 Composite Stock Index.
                    --------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital.
                    SHARES





                    --------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1         Seeks the highest total return,
                    SHARES                               composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                    --------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth of capital.
                    SHARES
                    --------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE        The fund seeks long-term capital
VARIABLE INSURANCE  FUND                                 appreciation.
TRUST
                    --------------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital appreciation.
                    FUND
                    --------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                    SHARES                               consistent with preservation of capital
                                                         and balanced by current income.
                    --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-----------------------------------------------------------------------------
The fund seeks long-term capital           Goldman Sachs Asset Management,
appreciation.                              L.P.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES (FORMERLY,
                       MID CAP GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES (FORMERLY, LARGE CAP
                       GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES (FORMERLY, INTERNATIONAL
                       GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital in a
                       INSTITUTIONAL SHARES (FORMERLY,      manner consistent with the
                       WORLDWIDE GROWTH PORTFOLIO)          preservation of capital.
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks total return (a combination of
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO      income and long-term capital
                       -- CLASS I (FORMERLY, LEGG MASON     appreciation). This objective may be
                       PARTNERS VARIABLE CAPITAL AND        changed without shareholder approval.
                       INCOME PORTFOLIO -- CLASS I)

                       --------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital with
                       INVESTORS PORTFOLIO -- CLASS I       current income is a secondary
                       (FORMERLY, LEGG MASON PARTNERS       objective. This objective may be
                       VARIABLE INVESTORS PORTFOLIO --      changed without shareholder approval.
                       CLASS I)
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND PORTFOLIO    consistent with the preservation of
                       -- CLASS I (FORMERLY, LEGG MASON     capital. This objective may be changed
                       PARTNERS VARIABLE STRATEGIC BOND     without shareholder approval.
                       PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES                 seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                 Seeks a high total investment return,
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES        which includes current income and
                                                            capital appreciation in the value of its
                                                            shares.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- NON-         in securities of well-known,
                       SERVICE SHARES                       established companies.

                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                Seeks a high level of current income.
                       FUND/VA -- NON-SERVICE SHARES        As a secondary objective, this port-
                                                            folio seeks capital appreciation when
                                                            consistent with its primary objective.
                       --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with the
preservation of capital.
-----------------------------------------------------------------------------
Seeks total return (a combination of       Legg Mason Partners Fund Advisor,
income and long-term capital               LLC (subadvised by ClearBridge
appreciation). This objective may be       Advisors, LLC, Western Asset
changed without shareholder approval.      Management Company Limited and
                                           Western Asset Management
                                           Company)
-----------------------------------------------------------------------------
Seeks long-term growth of capital with     Legg Mason Partners Fund Advisor,
current income is a secondary              LLC (subadvised by ClearBridge
objective. This objective may be           Advisors, LLC)
changed without shareholder approval.

-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital. This objective may be changed     Management Company and Western
without shareholder approval.              Asset Management Company
 Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.

-----------------------------------------------------------------------------
Seeks a high level of current income.      OppenheimerFunds, Inc.
As a secondary objective, this port-
folio seeks capital appreciation when
consistent with its primary objective.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                 PORTFOLIO                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER HIGH INCOME        Seeks a high level of current income     OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  from investment in high-yield fixed income securities.
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER MIDCAP FUND/VA     Seeks capital appreciation, by           OppenheimerFunds, Inc.
                 -- NON-SERVICE SHARES          investing in "growth type" companies.
                 ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5